Employee Benefits - Summary of Sensitivity Analysis for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions
Mar. 31, 2019 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ (440.1)
Impact on scheme liabilities, due to decrease in assumption	516.2
Impact on service cost and interest cost, due to increase in assumption	(123.2)
Impact on service cost and interest cost, due to decrease in assumption	₨ 135.6
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 503.0
Impact on scheme liabilities, due to decrease in assumption	(438.2)
Impact on service cost and interest cost, due to increase in assumption	148.6
Impact on service cost and interest cost, due to decrease in assumption	₨ (128.4)